PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Changes in the fair value of plan assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	R$ (668,481)	R$ (522,105)
Asset acquired on acquisition of company	(1,994)
Distribution of reserves	(5,981)
Balance at the end of the year	(934,128)	(668,481)
Fair value of plan assets
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	3,762,994	3,311,739
Benefits paid	(195,775)	(161,002)
Participants contributions paid	323	451
Sponsor contributions paid	1,883	1,982
Interest income on plan assets	335,424	315,704
Return on plan assets excluding interest income	799,158	294,120
Distribution of reserves	(5,981)
Balance at the end of the year	4,698,026	3,762,994
Post-retirement pension plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	(68,368)	(67,148)
Distribution of reserves	(5,981)
Balance at the end of the year	138,745	(68,368)
Post-retirement pension plans | Fair value of plan assets
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	2,999,669	2,585,679
Benefits paid	(159,001)	(128,991)
Participants contributions paid	323	451
Sponsor contributions paid	1,848	1,949
Interest income on plan assets	266,287	245,014
Return on plan assets excluding interest income	593,769	295,567
Distribution of reserves	(5,981)
Balance at the end of the year	3,696,914	2,999,669
Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	(600,113)	(454,957)
Asset acquired on acquisition of company	(1,994)
Balance at the end of the year	(1,072,873)	(600,113)
Post-retirement health plans | Fair value of plan assets
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	763,325	726,060
Benefits paid	(36,774)	(32,011)
Sponsor contributions paid	35	33
Interest income on plan assets	69,137	70,690
Return on plan assets excluding interest income	205,389	(1,447)
Balance at the end of the year	R$ 1,001,112	R$ 763,325